ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 02, 2020	May 08, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Stock Issued During Period, Value, New Issues			$ 1,057,508		$ 1,147,551
Share Exchange Agreement [Member] | Mr. How Kok Choong [Member]
Ownership interest percentage		99.99%
Stock issued during period acquisitions, shares		9,590,596
Stock Issued During Period, Shares, New Issues		176,547
Stock Issued During Period, Value, New Issues		$ 1,147,551
Loan receivable		656,495
Consideration amount		$ 1,804,046
Share Exchange Agreement [Member] | Mr. How Kok Choong [Member] | Agape Superior Living S D N B H D [Member]
Ownership interest percentage		99.99%
Stock issued during period acquisitions, shares				176,547
Ordinary shares no par value		$ 0
Stock Issued During Period, Shares, New Issues				176,547	176,547
Loan receivable				$ 656,495
Consideration amount	$ 1,804,046
Agape ATP International Holding Limited [Member]
Ownership interest percentage					100.00%		100.00%
Subsidiary Company Two [Member]
Ownership interest percentage		99.99%			99.99%		99.99%